UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08030

Name of Fund: Royce Micro-Cap Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 - Schedule of Investments

ROYCE MICRO-CAP TRUST
MARCH 31, 2005 (UNAUDITED)

COMMON STOCKS - 101.5%
	SHARES	VALUE

Consumer Products - 6.1%
Apparel and Shoes - 3.1%
Delta Apparel	146,500	$4,336,400
Kleinert’s a,c	14,200	0
Steven Madden a,d	14,500	242,005
Marisa Christina a,d	76,600	75,834
Oshkosh B’Gosh Cl. A	37,000	1,128,500
Skechers U.S.A. Cl. A a,d	10,000	154,800
Stride Rite	10,000	133,000
Weyco Group	60,000	2,626,800

		8,697,339

Collectibles - 0.6%
Enesco Group a,d	37,400	248,710
Topps Company (The)	148,500	1,367,685

		1,616,395

Food/Beverage/Tobacco - 0.3%
CoolBrands International a	8,500	62,885
Green Mountain Coffee Roasters a,d	26,600	638,400
Reliv International	27,000	243,000

		944,285

Home Furnishing and Appliances - 0.4%
Lifetime Hoan	65,554	1,015,431
Stanley Furniture Company	2,500	118,200

		1,133,631

Publishing - 0.1%
Educational Development	10,600	111,300

Sports and Recreation - 0.5%
Monaco Coach	73,900	1,193,485
National R.V. Holdings a	31,800	323,088

		1,516,573

Other Consumer Products - 1.1%
Burnham Holdings Cl. A	1,000	26,650
Cobra Electronics a	10,000	75,500
Cross (A. T.) Company Cl. A a	100,000	590,000
JAKKS Pacific a	30,000	644,100
Lazare Kaplan International a	151,700	1,730,897
Sonic Solutions a,d	2,000	30,100

		3,097,247

Total		17,116,770

Consumer Services - 6.1%
Direct Marketing - 0.3%
J. Jill Group a,d	3,100	42,656
Sportsman’s Guide (The) a	25,000	653,500
ValueVision Media Cl. A a,d	5,000	61,850

		758,006

Leisure and Entertainment - 0.1%
IMAX Corporation a,d	25,000	231,000
Multimedia Games a,d	5,000	38,800
Singing Machine Company (The) a,d	5,000	3,550
Steiner Leisure a	1,200	39,228
TiVo a,d	20,000	103,400

		415,978

Media and Broadcasting - 0.3%
Outdoor Channel Holdings a	69,750	993,938

Restaurants and Lodgings - 0.1%
Angelo and Maxie’s a	3,333	1,367
Benihana Cl. A a	800	12,128
BUCA a,d	30,000	188,370
California Pizza Kitchen a	6,000	140,640

		342,505

Retail Stores - 4.9%
Brookstone a	51,750	839,385
Buckle (The)	36,500	1,274,215
Cache a	5,000	67,750
Casual Male Retail Group a	2,000	12,980
Cato Corporation Cl. A	57,000	1,838,250
Charlotte Russe Holding a	6,000	77,520
Conn’s a,d	26,000	488,800
Deb Shops	19,900	561,578
Dress Barn (The) a,d	53,660	977,685
Gander Mountain Company a,d	39,800	521,380
La Senza Corporation	99,900	1,156,107
Party City a	43,500	636,840
Shoe Carnival a	11,000	192,500
Stein Mart a	213,900	4,812,750
United Retail Group a	60,600	349,056

		13,806,796

Other Consumer Services - 0.4%
Ambassadors Group	7,500	250,650
Ambassadors International	6,100	85,589
Autobytel a,d	20,000	100,800
Rent-Way a,d	70,000	574,000

		1,011,039

Total		17,328,262

Diversified Investment Companies - 1.6%
Closed-End Mutual Funds - 1.6%
ASA Bermuda	81,500	3,176,055
Central Fund of Canada Cl. A	237,000	1,272,690

Total		4,448,745

Financial Intermediaries - 5.4%
Banking - 1.7%
Arrow Financial	13,905	378,633
Bancorp (The) a	1,380	19,320
First National Lincoln	40,200	683,400
FirstBank NW	4,930	138,040
Lakeland Financial	22,500	865,125
Meta Financial Group	64,800	1,451,650
Queen City Investments a	948	687,300
Sterling Bancorp	21,780	528,601

		4,752,069

Insurance - 3.3%
American Safety Insurance Holdings a	5,000	74,500
Argonaut Group a	30,900	655,698
China Finance a	60,000	48,000
First Acceptance a	258,405	2,739,093
Independence Holding	33,534	604,618
NYMAGIC	65,400	1,549,980
Navigators Group a	37,200	1,232,994
PXRE Group	73,164	1,876,657
Wellington Underwriting	444,712	772,406

		9,553,946

Securities Brokers - 0.3%
First Albany	25,000	229,000
Sanders Morris Harris Group	21,000	379,680
Stifel Financial a	11,733	255,779

		864,459

Other Financial Intermediaries - 0.1%
Electronic Clearing House a	20,000	170,000

Total		15,340,474

Financial Services - 1.9%
Investment Management - 1.0%
Epoch Holding a	218,300	1,036,925
MVC Capital	207,300	1,923,744

		2,960,669

Other Financial Services - 0.9%
Clark	20,900	323,532
E-LOAN a,d	116,200	307,930
MicroFinancial	10,000	46,500
PRG-Schultz International a,d	365,000	1,828,650

		2,506,612

Total		5,467,281

Health - 12.3%
Commercial Services - 2.2%
Discovery Partners International a	20,000	64,000
First Consulting Group a,d	274,700	1,428,440
ICON ADR a,b	800	30,016
PAREXEL International a,d	121,400	2,852,900
TriZetto Group (The) a	192,000	1,787,520

		6,162,876

Drugs and Biotech - 2.9%
AXM Pharma a,d	122,000	334,280
Able Laboratories a,d	2,200	51,612
Axonyx a,d	50,000	61,500
BioSource International a	187,900	1,367,912
CancerVax Corporation a,d	15,000	98,850
Cardiome Pharma a	15,000	93,000
Cell Genesys a,d	10,000	45,300
Cerus Corporation a,d	20,000	61,400
Durect Corporation a,d	44,100	160,524
DUSA Pharmaceuticals a	5,800	50,634
Emisphere Technologies a,d	163,200	598,944
Gene Logic a	234,900	737,586
Geron Corporation a,d	6,000	36,660
Hi-Tech Pharmacal a	32,300	709,954
Hollis-Eden Pharmaceuticals a,d	8,000	56,360
ImmunoGen a,d	20,000	104,600
Life Sciences Research a	59,900	761,928
Matrixx Initiatives a,d	23,000	259,670
Maxygen a	5,000	42,900
Momenta Pharmaceuticals a,d	35,000	296,450
Myriad Genetics a,d	26,500	487,335
Nabi Biopharmaceuticals a	5,000	62,400
Nuvelo a	11,000	71,500
Oncolytics Biotech a,d	5,000	20,095
Orchid BioSciences a	50,000	588,000
SFBC International a	15,000	528,600
Sangamo BioSciences a	10,000	40,000
Theragenics Corporation a	30,000	103,200
VIVUS a,d	163,300	488,267

		8,319,461

Health Services - 1.7%
ATC Healthcare Cl. A a	35,000	12,250
Albany Molecular Research a	50,000	514,000
Bio-Imaging Technologies a,d	41,400	124,200
Covalent Group a	25,000	57,500
Gentiva Health Services a	13,000	210,340
HMS Holdings a	66,900	495,060
Horizon Health a	25,000	1,062,500
MedCath Corporation a,d	18,000	527,400
National Home Health Care	21,400	247,812
NovaMed a	85,000	488,750
On Assignment a	26,100	133,110
Quovadx a	5,000	15,450
RehabCare Group a,d	22,000	631,620
Sun Healthcare Group a	10,000	66,300
U.S. Physical Therapy a	10,000	139,800

		4,726,092

Medical Products and Devices - 4.5%
Adeza Biomedical a	2,000	24,360
Allied Healthcare Products a	253,500	1,637,610
Anika Therapeutics a	9,000	115,200
Caliper Life Sciences a	2,100	13,545
Candela Corporation a,d	62,000	553,040
CONMED Corporation a,d	3,900	117,468
Del Global Technologies a	168,279	521,665
Endologix a	7,500	43,125
Exactech a,d	60,200	1,021,594
Medical Action Industries a,d	58,500	1,105,650
Merit Medical Systems a,d	3,550	42,564
Molecular Devices a,d	25,500	484,500
NMT Medical a,d	190,000	1,558,000
Neurometrix a	3,500	33,425
OrthoLogic Corporation a	20,000	101,200
Orthofix International a	28,000	1,096,200
PLC Systems a	105,200	56,808
Possis Medical a	31,000	259,470
Quinton Cardiology Systems a	4,800	39,792
Schick Technologies a	25,000	431,250
Synovis Life Technologies a,d	23,000	229,540
Utah Medical Products	42,300	930,600
Young Innovations	61,450	2,252,143

		12,668,749

Personal Care - 1.0%
CCA Industries	58,140	680,238
Helen of Troy a,d	20,000	547,600
Inter Parfums	40,500	583,200
Lifeline Systems a	20,900	633,688
Nutraceutical International a	20,000	317,200
Nutrition 21 a,d	40,000	51,200

		2,813,126

Total		34,690,304

Industrial Products - 15.5%
Automotive - 1.0%
Commerical Vehicle Group a,d	22,000	440,000
IMPCO Technologies a,d	15,500	83,313
LKQ Corporation a,d	59,700	1,198,179
Spartan Motors	2,800	28,140
Strattec Security a	3,300	176,814
Wescast Industries Cl. A	37,900	901,641

		2,828,087

Building Systems and Components - 2.0%
Aaon a	47,500	781,850
Juno Lighting	92,200	3,485,068
LSI Industries	67,812	761,529
Modtech Holdings a,d	74,700	634,950

		5,663,397

Construction Materials - 1.4%
Ash Grove Cement Company	8,000	1,164,000
Monarch Cement	50,410	1,134,225
Synalloy Corporation a	171,000	1,744,200

		4,042,425

Industrial Components - 1.2%
Bel Fuse Cl. A	52,600	1,275,550
C & D Technologies	3,000	30,150
Plug Power a,d	1,370	9,042
Powell Industries a	50,300	931,556
Scientific Technologies a	10,700	40,125
Tech/Ops Sevcon	76,200	486,156
II-VI a	20,000	348,800
Woodhead Industries	10,000	136,000

		3,257,379

Machinery - 2.0%
Astec Industries a	40,200	886,410
Cascade Corporation	13,400	469,000
Hardinge	77,000	1,035,650
Hurco Companies a	16,100	224,595
Keithley Instruments	14,000	225,820
Lindsay Manufacturing	10,000	190,800
MTS Systems	10,000	290,300
Mueller (Paul) Company	13,650	351,487
Pason Systems	62,100	1,942,951

		5,617,013

Metal Fabrication and Distribution - 2.3%
Aleris International a	35,270	879,986
Encore Wire a,d	15,000	153,000
Haynes International a,d	10,000	180,000
Metals USA a,d	56,000	1,097,040
NN	176,300	2,172,016
Oregon Steel Mills a,d	15,000	345,000
Penn Engineering & Manufacturing	56,600	1,021,630
Penn Engineering & Manufacturing Cl. A	30,800	557,480
Universal Stainless & Alloy Products a	7,700	108,108

		6,514,260

Paper and Packaging - 0.1%
Mod-Pac Corporation a	23,200	366,769

Pumps, Valves and Bearings - 1.5%
CIRCOR International	10,000	246,500
Gorman-Rupp Company	3,375	72,427
Sun Hydraulics	131,550	3,954,393

		4,273,320

Specialty Chemicals and Materials - 2.4%
Aceto Corporation	286,169	2,123,374
American Pacific a	36,000	261,000
Balchem Corporation	15,000	348,750
CFC International a,d	55,600	1,229,316
Hawkins	122,667	1,469,551
Insteel Industries a	20,000	300,400
Material Sciences a	14,800	199,060
NuCo2 a,d	20,000	526,000
Park Electrochemical	10,000	202,600
Titanium Metals a,d	7,000	252,000

		6,912,051

Textiles - 0.1%
Fab Industries a,c	56,400	112,800

Other Industrial Products - 1.5%
Color Kinetics a,d	50,000	504,000
Eastern Company (The)	26,500	585,650
Harbin Electric a,d	47,000	162,150
Maxwell Technologies a	15,300	140,301
Myers Industries	32,276	455,414
Peerless Manufacturing a	42,200	588,690
Quixote Corporation	36,500	790,955
Raven Industries	48,000	980,160

		4,207,320

Total		43,794,821

Industrial Services - 13.5%
Advertising and Publishing - 0.7%
MDC Partners Cl. A a	116,300	1,106,013
NetRatings a,d	50,000	762,500

		1,868,513

Commercial Services - 5.5%
Administaff	10,000	146,000
American Bank Note Holographics a	267,200	961,920
Anacomp Cl. A a	26,000	413,400
Bennett Environmental a	20,900	60,401
Carlisle Holdings a	390,000	2,585,856
Collectors Universe a	3,000	57,480
CorVel Corporation a,d	28,750	612,950
Edgewater Technology a	18,339	76,657
Exponent a	68,300	1,631,687
Geo Group (The) a	51,200	1,463,296
iGATE Corporation a	235,100	876,923
Kforce a,d	55,000	604,450
Management Network Group a	40,000	94,800
NCO Group a,d	20,000	391,000
New Horizons Worldwide a	132,000	528,132
Pegasus Solutions a,d	59,700	705,654
Pemstar a,d	220,900	260,662
RemedyTemp Cl. A a	83,200	819,520
SM &A a,d	31,300	258,538
Sykes Enterprises a	69,000	474,030
TRC Companies a	41,000	602,700
Volt Information Sciences a	36,600	883,890
Westaff a	362,500	1,163,625

		15,673,571

Engineering and Construction - 1.2%
Comfort Systems USA a	42,000	325,500
Devcon International a	21,700	294,057
Insituform Technologies Cl. A a,d	80,300	1,165,153
Integrated Electrical Services a,d	88,000	242,880
Keith Companies a	10,000	173,000
Skyline Corporation	32,100	1,235,529

		3,436,119

Food and Tobacco Processors - 1.0%
ML Macadamia Orchards L.P.	120,200	732,018
Omega Protein a	2,700	18,414
Seneca Foods Cl. A a	62,500	1,046,875
Seneca Foods Cl. B a	42,500	714,000
Sunopta a,d	38,000	193,800

		2,705,107

Industrial Distribution - 0.9%
Central Steel & Wire	1,200	672,000
Elamex a	70,200	126,360
Lawson Products	19,500	912,600
Strategic Distribution a	59,690	775,970

		2,486,930

Printing - 1.0%
Bowne & Co.	66,500	1,000,160
Champion Industries	23,500	96,350
Courier Corporation	15,300	802,332
Ennis	9,700	164,124
Schawk	38,900	709,925

		2,772,891

Transportation and Logistics -2.7%
AirNet Systems a	196,000	927,080
Atlas Air Worldwide Holdings a,e	33,000	891,000
Forward Air	43,800	1,865,004
Frozen Food Express Industries a	92,000	1,059,840
Hub Group Cl. A a	6,500	407,355
Knight Transportation	21,000	518,070
MAIR Holdings a	8,600	76,712
Marten Transport a,d	3,300	70,389
Patriot Transportation Holding a	28,400	1,478,788
SCS Transportation a	20,000	371,800
Vitran Corporation Cl. A a	5,500	81,675

		7,747,713

Other Industrial Services - 0.5%
American Ecology	5,000	59,150
Landauer	21,300	1,012,602
Team a	24,500	490,000

		1,561,752

Total		38,252,596

Natural Resources - 12.0%
Energy Services - 4.5%
Calfrac Well Services a	3,500	94,288
Carbo Ceramics	12,500	876,875
Conrad Industries a	154,000	212,520
Dawson Geophysical a	6,200	150,040
Dril-Quip a,d	64,500	1,982,730
Enerflex Systems	5,000	109,444
Gulf Island Fabrication	59,500	1,395,870
GulfMark Offshore a,d	68,450	1,773,539
Input/Output a,d	168,500	1,086,825
Lufkin Industries	36,000	1,738,440
NATCO Group Cl. A a	50,400	547,848
Seitel a,d	160,000	223,200
Valley National Gases a	30,100	493,038
Veritas DGC a	29,700	889,812
Willbros Group a	62,900	1,270,580

		12,845,049

Oil and Gas - 3.0%
ATP Oil & Gas a	29,300	634,052
Bonavista Energy Trust	88,000	2,191,726
Contango Oil & Gas Company a,d	10,000	83,500
Delta Petroleum a,d	13,000	189,020
Edge Petroleum a	3,500	57,960
Gulfport Energy a,d	362,176	2,028,186
Hornbeck Offshore Services a	4,500	112,770
Nuvista Energy a	121,000	1,185,245
PetroQuest Energy a	5,700	37,848
Pioneer Drilling Company a	65,800	906,066
Pioneer Natural Resources Company	14,543	621,277
Savanna Energy Services a	2,500	39,306
VAALCO Energy a	65,000	248,950

		8,335,906

Precious Metals and Mining - 1.5%
Apex Silver Mines a,d	76,100	1,219,122
Aurizon Mines a	50,000	53,000
Brush Engineered Materials a	15,500	294,965
Cardero Resource a	5,000	14,879
Etruscan Resources a	575,900	714,073
Gammon Lake Resources a	28,000	164,640
MK Resources Company a	513,800	847,770
Metallica Resources a	170,000	224,400
Nevsun Resources a,d	5,000	12,234
Northern Orion Resources a	161,500	468,350
NovaGold Resources a,d	13,400	111,354
Spur Ventures a	9,350	12,366
Western Silver a	11,800	107,734

		4,244,887

Real Estate - 1.4%
HomeFed Corporation a	69,352	3,675,656
Kennedy-Wilson a,d	21,500	189,200

		3,864,856

Other Natural Resources - 1.6%
PICO Holdings a,d	126,100	3,267,251
Pope Resources L.P.	33,000	1,207,470

		4,474,721

Total		33,765,419

Technology - 25.4%
Aerospace and Defense - 2.2%
Allied Defense Group (The) a	24,900	609,801
Astronics Corporation a	26,400	184,272
Ducommun a	84,500	1,690,000
HEICO Corporation	41,600	836,160
HEICO Corporation Cl. A	4,160	66,019
Herley Industries a,d	81,000	1,385,910
Integral Systems	58,500	1,343,160
SIFCO Industries a	45,800	203,810

		6,319,132

Components and Systems - 6.3%
Advanced Photonix Cl. A a,d	267,900	634,923
AlphaSmart a	16,200	59,292
Belden CDT	15,000	333,150
CSP a	122,581	1,044,390
Dot Hill Systems a,d	2,000	11,900
Excel Technology a,d	117,900	2,897,982
Fargo Electronics a	42,100	617,607
Giga-tronics a	3,200	13,088
InFocus Corporation a	107,000	614,180
Kronos a,d	17,375	888,036
Lowrance Electronics	91,000	2,212,210
Merix Corporation a	5,000	56,050
Metrologic Instruments a,d	1,900	42,712
Mobility Electronics a,d	1,000	6,990
MOCON	22,400	203,302
Neoware Systems a	2,600	27,118
OSI Systems a,d	25,000	437,750
Performance Technologies a,d	54,050	359,973
Plexus Corporation a,d	26,500	305,015
Printronix	23,300	375,130
Radiant Systems a	19,200	188,160
REMEC a,d	266,500	1,407,120
Richardson Electronics	202,100	2,075,567
SafeNet a,d	11,781	345,301
SimpleTech a	132,200	520,868
TTM Technologies a,d	100,000	1,046,000
TransAct Technologies a	78,600	786,786
WindsorTech a	115,000	310,500
Zomax a	20,000	59,600

		17,880,700

Distribution - 1.4%
Agilysys	90,000	1,769,400
Bell Industries a	85,700	247,673
Brightpoint a,d	25,000	468,250
Jaco Electronics a	31,400	96,712
Nu Horizons Electronics a	40,000	286,000
PC Mall a,d	68,000	844,560
Pomeroy IT Solutions a	6,900	102,810

		3,815,405

Internet Software and Services - 0.9%
Digitas a,d	98,840	998,284
EDGAR Online a,d	83,600	266,684
FindWhat.com a	10,000	103,700
Intraware a	47,400	31,284
LookSmart a	20,000	17,800
NIC a,d	26,800	127,836
RealNetworks a,d	65,700	379,746
Register.com a	41,857	245,701
Stamps.com a	21,200	351,920
Stellent a,d	15,000	126,150

		2,649,105

IT Services - 5.3%
CIBER a,d	182,662	1,327,953
Computer Task Group a	381,100	1,516,778
Covansys Corporation a	227,500	3,393,162
DiamondCluster International a	138,100	2,223,410
Forrester Research a,d	105,500	1,485,440
Infocrossing a,d	20,000	316,800
Rainmaker Systems a	10,000	6,000
Sapient Corporation a,d	500,000	3,672,500
Syntel	54,300	961,110
Tier Technologies Cl. B a	6,800	50,116

		14,953,269

Semiconductors and Equipment - 1.9%
California Micro Devices a	16,700	84,335
Camtek a,d	20,500	68,675
CyberOptics Corporation a	41,700	520,416
ESS Technology a,d	25,000	131,750
Electroglas a,d	281,700	1,112,715
Exar Corporation a,d	68,500	917,900
Helix Technology	9,500	146,965
Inficon Holding ADR a,b	10,000	99,478
Integrated Silicon Solution a,d	86,000	576,200
Intevac a,d	40,550	382,386
Monolithic System Technology a	5,000	29,250
PDF Solutions a	30,000	420,000
Photronics a	29,750	538,475
QuickLogic Corporation a,d	20,000	68,400
Semitool a	25,500	260,100
White Electronic Designs a	10,000	48,900

		5,405,945

Software - 4.0%
Aladdin Knowledge Systems a	27,300	620,529
ANSYS a	30,800	1,053,668
Applix a	20,000	120,500
ILOG ADR a,b,d	35,000	477,750
Indus International a	19,200	46,848
Intervideo a	24,500	269,500
iPass a	40,000	244,800
JDA Software Group a,d	59,500	835,380
Kongzhong Corporation ADR a,b,d	3,300	26,400
MSC.Software a,d	12,700	140,716
MapInfo a	5,000	60,200
MIND C.T.I.	10,000	38,900
Pegasystems a,d	211,600	1,138,408
PLATO Learning a,d	121,142	944,908
SPSS a	19,800	344,322
Synplicity a,d	2,500	14,025
Transaction Systems Architects Cl. A a	140,100	3,243,315
Verity a	181,500	1,715,175

		11,335,344

Telecommunications - 3.4%
Anaren a,d	94,800	1,149,924
Brooktrout a	26,100	293,625
C-COR.net a,d	44,000	267,520
Captaris a	60,000	243,000
Centillium Communications a	11,000	28,160
Communications Systems	163,400	1,862,760
Computer Network Technology a,d	14,000	64,680
Extended Systems a	90,000	434,790
Glenayre Technologies a	168,000	300,720
MetaSolv a	5,800	14,210
North Pittsburgh Systems	15,700	310,310
PC-Tel a	48,100	354,016
Radyne ComStream a	96,400	787,588
SpectraLink Corporation	57,000	804,840
TeleCommunication Systems a,d	105,000	280,350
ViaSat a	91,812	1,715,966
Yak Communications a,d	115,700	620,268

		9,532,727

Total		71,891,627

Miscellaneous - 1.7%
Total		4,830,931

TOTAL COMMON STOCKS
(Cost $179,405,761)		286,927,230

PREFERRED STOCKS - 0.5%
Angelo and Maxie’s 10.00% Conv.	6,991	16,219
Seneca Foods Conv. a	75,409	1,281,953

TOTAL PREFERRED STOCKS
(Cost $957,998)		1,298,172

REPURCHASE AGREEMENT - 19.7%
State Street Bank & Trust Company, 2.30% dated 3/31/05, due 4/1/05, maturity value $55,804,565 (collateralized by Federal Home Loan Bank, 2.50% due 12/15/05, valued at $57,198,869)
(Cost $55,801,000)		55,801,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 9.1%
U.S. Treasury Bonds
8.125%-10.375% due 11/15/12-5/15/21		2,046
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio		25,566,456

(Cost $25,568,502)		25,568,502

TOTAL INVESTMENTS - 130.8%
(Cost $261,733,261)		369,594,904

LIABILITES LESS CASH AND OTHER ASSETS - (9.6)%		(26,970,247)

PREFERRED STOCK - (21.2)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$282,624,657

a	Non-income producing.

b	American Depository Receipt.

c	Securities for which market quotations are no longer readily available represent 0.04% of net assets.
These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

d	A portion of these securities were on loan at March 31, 2005. Total market value of loaned securities at March 31, 2005 was $24,763,160.

e	When Issued.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $262,626,143.
At March 31, 2005, net unrealized appreciation for all securities was $106,968,761, consisting of aggregate gross unrealized appreciation of $114,068,793 and aggregate gross unrealized depreciation of $7,100,032. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

Valuation of investments:
Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.
Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders.
This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: May 23, 2005

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: May 23, 2005